Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and Revolving Loans originated and retained by the Company (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of significant accounting policies
Loans receivables from Xiaoying Credit Loans and Revolving Loans	¥ 3,916,872,379	$ 567,893,113	¥ 2,539,408,672
Allowance for credit losses	(106,479,154)	(15,438,026)	(55,335,741)	$ (8,022,928)	¥ (102,555,784)	¥ (24,709,468)
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net	3,810,393,225	552,455,087	2,484,072,931
Xiaoying Credit Loans
Summary of significant accounting policies
Loans receivables from Xiaoying Credit Loans and Revolving Loans	3,856,622,443	559,157,693	2,537,161,361
Allowance for credit losses	(103,630,827)	(15,025,057)	(54,725,057)	(7,934,387)	(70,615,780)
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net	3,752,991,616	544,132,636	2,482,436,304
Xiaoying Revolving Loans
Summary of significant accounting policies
Loans receivables from Xiaoying Credit Loans and Revolving Loans			2,247,311
Allowance for credit losses			(610,684)	$ (88,541)	¥ (31,940,004)	¥ (24,709,468)
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net			¥ 1,636,627
Other loans
Summary of significant accounting policies
Loans receivables from Xiaoying Credit Loans and Revolving Loans	60,249,936	8,735,420
Allowance for credit losses	(2,848,327)	(412,969)
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net	¥ 57,401,609	$ 8,322,451